GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
9.	GOODWILL

Balance as of January 1, 2018	475,732
Goodwill acquired in business combination	884
Impairment losses	—
Foreign exchange effect	15,353
Balance as of December 31, 2018	491,969
Goodwill acquired in business combination	169,668
Impairment losses	—
Foreign exchange effect	3,779
Balance as of December 31, 2019	665,416
Goodwill acquired in business combination	11,956
Impairment losses	—
Foreign exchange effect	(18,117)
Balance as of December 31, 2020	659,255
Balance as of December 31, 2020 (US$)	101,035
The Group’s goodwill is mainly attributable to the acquisitions in 2013, 2017, 2019 and 2020 (Note 4). Goodwill is not tax deductible.
For the years ended December 31, 2019 and 2020, respectively, the Group performed a qualitative assessment based on the requirements of ASC
350-20.
The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not
that the fair value of the reporting unit was less than its respective carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2019 and 2020, respectively.